American Century Investments®
Quarterly Portfolio Holdings
International Small-Mid Cap Fund
August 31, 2025

International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Australia — 9.9%
ALS Ltd.	423,369	5,135,370
Breville Group Ltd.(1)	124,895	2,746,295
CAR Group Ltd.	166,959	4,404,036
Charter Hall Retail REIT	1,531,174	4,203,203
HUB24 Ltd.	35,995	2,557,549
JB Hi-Fi Ltd.	67,569	5,166,994
Lynas Rare Earths Ltd.(2)	84,069	763,113
NEXTDC Ltd.(2)	714,839	7,680,715
Sandfire Resources Ltd.(2)	455,441	3,727,009
Ventia Services Group Pty. Ltd.	1,602,700	5,694,184
Zip Co. Ltd.(2)	2,861,846	7,887,194
		49,965,662
Austria — 1.6%
BAWAG Group AG(2)	62,413	8,069,730
Belgium — 2.3%
Aedifica SA	49,797	3,828,204
D'ieteren Group(1)	17,703	3,836,233
Melexis NV(1)	47,489	3,759,769
		11,424,206
Canada — 8.0%
Alamos Gold, Inc., Class A	131,555	4,007,909
Aritzia, Inc.(2)	143,094	8,566,781
AtkinsRealis Group, Inc.	85,222	5,860,389
BRP, Inc.	38,181	2,402,872
Capstone Copper Corp.(2)	791,375	5,658,647
Chartwell Retirement Residences	296,547	3,999,017
Descartes Systems Group, Inc.(2)	5,175	517,180
Kinaxis, Inc.(2)	33,927	4,683,104
Torex Gold Resources, Inc.(2)	147,917	4,933,977
		40,629,876
Denmark — 1.6%
ALK-Abello AS(2)	198,452	6,264,758
FLSmidth & Co. AS	26,580	1,815,989
		8,080,747
Finland — 1.3%
Konecranes OYJ	77,981	6,428,248
France — 3.7%
Exosens SAS	72,901	3,355,763
Gaztransport Et Technigaz SA	36,700	6,849,435
SPIE SA	105,363	5,839,789
VusionGroup	9,821	2,465,052
		18,510,039
Germany — 7.3%
Auto1 Group SE(2)	295,805	10,010,429
CTS Eventim AG & Co. KGaA	26,458	2,480,141
Eckert & Ziegler SE	130,832	2,643,505
flatexDEGIRO AG	165,231	5,467,090
Friedrich Vorwerk Group SE	31,592	2,663,650
IONOS Group SE(2)	57,128	2,550,318

RENK Group AG	68,468	5,000,657
Scout24 SE	48,725	6,313,050
		37,128,840
Israel — 2.8%
Nova Ltd.(2)	10,396	2,737,683
Phoenix Financial Ltd.	152,906	5,406,829
Tower Semiconductor Ltd.(2)	100,380	5,904,351
		14,048,863
Italy — 3.3%
BPER Banca SpA	777,814	8,079,197
De' Longhi SpA	82,685	2,896,012
Hera SpA	595,923	2,561,362
Technogym SpA	201,725	3,445,005
		16,981,576
Japan — 33.3%
Anritsu Corp.	278,500	3,268,091
Appier Group, Inc.	276,500	2,883,530
Asics Corp.	246,700	6,631,688
BayCurrent, Inc.	81,500	4,624,143
BIPROGY, Inc.	97,200	4,185,704
CyberAgent, Inc.	470,000	5,682,902
Daiei Kankyo Co. Ltd.	129,100	2,944,113
Furukawa Electric Co. Ltd.	86,600	5,398,217
Istyle, Inc.	630,300	2,652,402
Japan Metropolitan Fund Invest(1)	7,700	5,861,570
Katitas Co. Ltd.	270,700	4,937,792
Kinden Corp.	183,100	6,530,831
Kyushu Railway Co.	62,000	1,712,510
Lifedrink Co., Inc.	179,800	3,197,958
Maruwa Co. Ltd.	22,400	6,044,202
Mebuki Financial Group, Inc.	1,230,000	7,560,967
MonotaRO Co. Ltd.	213,200	3,673,561
Nabtesco Corp.	178,600	3,755,847
Nextage Co. Ltd.	355,800	5,237,949
Nippon Gas Co. Ltd.	133,400	2,562,682
Organo Corp.	57,800	4,366,368
Resonac Holdings Corp.	169,600	4,407,847
Round One Corp.	695,600	7,097,391
Ryohin Keikaku Co. Ltd.(1)	128,000	2,752,957
Sanrio Co. Ltd.	116,300	6,017,505
Sanwa Holdings Corp.	110,600	3,560,849
SCSK Corp.	162,500	5,176,300
Sinfonia Technology Co. Ltd.	62,000	3,294,509
Sojitz Corp.	246,700	6,498,979
Sumitomo Forestry Co. Ltd.	222,700	2,525,704
Suruga Bank Ltd.(1)	641,100	6,406,864
SWCC Corp.	107,700	5,953,719
Tokyo Ohka Kogyo Co. Ltd.	202,700	6,438,298
Tokyo Tatemono Co. Ltd.	254,700	4,787,727
Tsuruha Holdings, Inc.(1)	333,500	5,145,202
Yonex Co. Ltd.	171,000	4,833,840
		168,610,718
Netherlands — 1.2%
SBM Offshore NV(1)	214,795	5,872,374
Norway — 3.4%
DOF Group ASA	571,729	5,577,711

Storebrand ASA	415,493	6,393,137
Subsea 7 SA	264,097	5,523,960
		17,494,808
Spain — 3.0%
Acerinox SA	183,209	2,260,392
Bankinter SA	236,513	3,529,759
Fluidra SA	165,957	4,731,919
Neinor Homes SA(2)	239,561	4,773,121
		15,295,191
Sweden — 2.8%
Asmodee Group AB, Class B(2)	196,208	2,376,471
Clas Ohlson AB, B Shares	48,473	1,714,289
MIPS AB	36,065	1,530,296
RaySearch Laboratories AB	100,707	2,826,733
Scandic Hotels Group AB	385,673	3,579,279
Thule Group AB	78,838	2,211,130
		14,238,198
Switzerland — 5.3%
Accelleron Industries AG	28,521	2,454,259
Flughafen Zurich AG	12,927	3,949,756
Galenica AG	11,833	1,267,708
Kardex Holding AG	10,470	4,379,636
PSP Swiss Property AG	15,138	2,518,349
Siegfried Holding AG(2)	4,876	511,753
Sulzer AG	19,363	3,628,515
Swissquote Group Holding SA	7,364	4,829,079
Ypsomed Holding AG(1)	6,935	3,403,588
		26,942,643
United Kingdom — 7.9%
Babcock International Group PLC	367,363	5,043,490
Balfour Beatty PLC	321,925	2,583,022
Chemring Group PLC	327,617	2,377,674
Diploma PLC	81,445	5,945,559
Marex Group PLC	93,333	3,300,255
Marks & Spencer Group PLC	519,830	2,427,850
Mitie Group PLC	2,345,075	4,438,759
St. James's Place PLC	334,835	5,741,622
Tritax Big Box REIT PLC	1,341,335	2,519,209
Weir Group PLC	177,679	5,917,413
		40,294,853
United States — 0.3%
TechnipFMC PLC	45,329	1,666,294
TOTAL COMMON STOCKS (Cost $362,957,639)		501,682,866
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Small-Cap ETF (Cost $214,745)	3,297	249,154
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $5,118,033)	5,118,033	5,118,033
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $368,290,417)		507,050,053
OTHER ASSETS AND LIABILITIES — (0.1)%		(300,377)
TOTAL NET ASSETS — 100.0%		$506,749,676

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	27.0%
Consumer Discretionary	18.4%
Financials	14.8%
Information Technology	10.2%
Materials	6.4%
Real Estate	5.7%
Energy	5.6%
Health Care	4.1%
Communication Services	3.7%
Consumer Staples	2.1%
Utilities	1.0%
Exchange-Traded Funds	0.1%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.1%)

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $21,726,969. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,920,219, which includes securities collateral of $17,802,186.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,608,583	$488,074,283	—
Exchange-Traded Funds	249,154	—	—
Short-Term Investments	5,118,033	—	—
	$18,975,770	$488,074,283	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.